Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2011
Registrant Name	dei_EntityRegistrantName	PIMCO FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000810893
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 31, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug. 31, 2011
Prospectus Date	rr_ProspectusDate	Aug. 31, 2011
Supplement [Text Block]	pimco_SupplementTextBlock

PIMCO Funds

Supplement Dated August 31, 2011 to the Bond Funds - Class A, Class B, Class C and Class R
Prospectus (dated July 31, 2011), as supplemented from time to time (the "Prospectus")

Disclosure Related to the PIMCO Government Money Market Fund and PIMCO Treasury Money
Market Fund (each, a "Fund," collectively, the "Funds")

Effective immediately, the following changes are made to the Prospectus:

(PIMCO Government Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pimco_SupplementTextBlock
The information for Class R shares of the PIMCO Government Money Market Fund in the Annual Fund Operating Expenses table in the Fund's Fund Summary is deleted in its entirety and replaced with the following:

Supplement [Caption Text]	pimco_SupplementTextBlock_01	In addition, the information for Class R shares of the PIMCO Government Money Market Fund in the Example in the Fund's Fund Summary is deleted in its entirety and replaced with the following:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
(PIMCO Government Money Market Fund) | Class R
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.33%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.58%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	59
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	186
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	324
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	726
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	59
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	186
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	324
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	726
(PIMCO Treasury Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pimco_SupplementTextBlock
Additionally, the information for Class R shares of the PIMCO Treasury Money Market Fund in the Annual Fund Operating Expenses table in the Fund's Fund Summary is deleted in its entirety and replaced with the following:

Supplement [Caption Text]	pimco_SupplementTextBlock_01	Additionally, the information for Class R shares of the PIMCO Treasury Money Market Fund in the Example in the Fund's Fund Summary is deleted in its entirety and replaced with the following:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
(PIMCO Treasury Money Market Fund) | Class R
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.33%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.61%
Expense Reduction	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total Annual Fund Operating Expenses After Expense Reduction	rr_NetExpensesOverAssets	0.58%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	59
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	186
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	59
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	186
[1]	"Other Expenses" reflect estimated organizational expenses for the Fund's first fiscal year.
[2]	PIMCO has contractually agreed, through July 31, 2012, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Class A, Class C and Class R shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees, plus such recoupment, do not exceed the Expense Limit.
[3]	To maintain certain net yields for the Fund, PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of the Fund's fees and expenses. See "Management of the Funds--Temporary Fee Waivers, Reductions and Reimbursements" for additional information. Such waivers, if any, are not reflected in this table.